================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3420

                          Oppenheimer Integrity Funds
                          ---------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 9/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                           Principal
                                                                              Amount                  Value
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-10.3%
AESOP Funding II LLC, Automobile Receivables Nts., Series
2011-1A, Cl. A, 1.85%, 11/20/13(1)                                        $1,460,000             $1,464,324
-----------------------------------------------------------------------------------------------------------
Ally Auto Receivables Trust 2010-4, Automobile Receivables
Nts., Series 2010-4, Cl. A3, 0.91%, 11/17/14                               2,680,000              2,688,237
-----------------------------------------------------------------------------------------------------------
Ally Master Owner Trust 2010-1, Asset-Backed Certificates,
Series 2010-1, Cl. A, 1.979%, 1/15/15(1,2)                                 1,245,000              1,264,098
-----------------------------------------------------------------------------------------------------------
Ally Master Owner Trust 2010-3, Asset-Backed Certificates,
Series 2010-3, Cl. A, 2.88%, 4/15/15(1)                                    2,315,000              2,373,800
-----------------------------------------------------------------------------------------------------------
Ally Master Owner Trust, Automobile Receivables Nts., Series
2011-4, Cl. A2, 1%, 9/15/16                                                3,295,000              3,289,267
-----------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2009-1,
Automobile Receivables-Backed Nts., Series 2009-1, Cl. A3,
3.04%, 10/15/13                                                              429,185                432,883
-----------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2010-3,
Automobile Receivables-Backed Nts., Series 2010-3, Cl. A2,
0.77%, 12/9/13                                                             2,689,506              2,690,292
-----------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-1,
Automobile Receivables-Backed Nts., Series 2011-1, Cl. D,
4.26%, 2/8/17                                                                720,000                730,155
-----------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-2,
Automobile Receivables-Backed Nts.:
Series 2011-2, Cl. A3, 1.61%, 10/8/15                                        675,000                679,873
Series 2011-2, Cl. D, 4%, 5/8/17                                           1,440,000              1,459,135
-----------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-4,
Automobile Receivables-Backed Nts., Series 2011-4, Cl. D,
4.08%, 7/10/17                                                             3,995,000              3,988,058
-----------------------------------------------------------------------------------------------------------
AmeriCredit Prime Automobile Receivables Trust 2010-2,
Automobile Receivables Nts., Series 2010-2, Cl. A2, 1.22%,
10/8/13                                                                      438,383                438,987
-----------------------------------------------------------------------------------------------------------
CarMax Auto Owner Trust 2010-3, Automobile Asset-Backed
 Nts., Series 2010-3, Cl. A3, 0.99%, 2/17/15                               1,425,000              1,429,528
-----------------------------------------------------------------------------------------------------------
Carrington Mortgage Loan Trust, Asset-Backed Pass-Through
 Certificates, Series 2006-FRE1, Cl. A2, 0.345%, 7/25/36(2)                1,724,308              1,586,743
-----------------------------------------------------------------------------------------------------------
Centre Point Funding LLC, Asset-Backed Nts., Series 2010-1A,
Cl. 1, 5.43%, 7/20/15(1)                                                     610,291                645,189
-----------------------------------------------------------------------------------------------------------
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed
Certificates, Series 2003-2, Cl. 2A2, 0.795%, 2/25/33(2)                     533,596                494,038
-----------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable
Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15                                    460,000                485,459
-----------------------------------------------------------------------------------------------------------
Citibank Omni Master Trust, Credit Card Receivables:
Series 2009-A12, Cl. A12, 3.35%, 8/15/16(1)                                2,735,000              2,785,246
Series 2009-A13, Cl. A13, 5.35%, 8/15/18(1)                                2,520,000              2,763,780
Series 2009-A17, Cl. A17, 4.90%, 11/15/18(1)                               4,340,000              4,729,125
Series 2009-A8, Cl. A8, 2.329%, 5/16/16(1,2)                               4,080,000              4,115,370
-----------------------------------------------------------------------------------------------------------
CNH Wholesale Master Note Trust 2011-1, Equipment Nts.,
Series 2011-1, Cl. 1A, 1.029%, 1/20/41(2)                                  1,945,000              1,950,357
-----------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 0.975%, 2/25/33(2)                                     21,468                 20,434
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36                                   3,271,567              2,547,856
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36                                       8,284                  6,505
-----------------------------------------------------------------------------------------------------------

1 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                                Principal
                                                                                   Amount                  Value
----------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
 Certificates, Series 2006-25, Cl. 2A2, 0.355%, 6/25/47(2)                     $2,968,069             $2,662,222
----------------------------------------------------------------------------------------------------------------
DSC Floorplan Master Owner Trust, Automobile Receivable
Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16                                      2,440,000              2,482,731
----------------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2009-1, Automobile Receivable Nts.,
Series 2009-1, Cl. A1, 2.98%, 10/15/15(1)                                       1,792,115              1,804,968
----------------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts.,
Series 2011-1A, Cl. C, 3.05%, 8/15/15(1)                                        3,420,000              3,433,321
----------------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-2A, Automobile Receivable Nts.,
Series 2011-2A, Cl. C, 3.05%, 7/15/13(1)                                          850,000                852,640
----------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-
Through Certificates, Series 2006-FF9, Cl. 2A2, 0.345%, 6/25/36(2)                 32,465                 32,371
----------------------------------------------------------------------------------------------------------------
First Investors Auto Owner Trust 2011-1, Automobile
Receivable Nts., Series 2011-1, Cl. A2, 1.47%, 3/16/15                          2,204,095              2,200,348
----------------------------------------------------------------------------------------------------------------
Ford Credit Auto Lease Trust, Automobile Receivable Nts.,
Series 2010-B, Cl. A2, 0.75%, 10/15/12(1)                                       2,203,819              2,204,117
----------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Receivable Nts.,
Series 2010-A, Cl. A4, 2.15%, 6/15/15                                           3,980,000              4,077,044
----------------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust 2009-2, Asset-
Backed Nts., Series 2009-2, Cl. A, 1.779%, 9/15/14(2)                           2,730,000              2,759,960
----------------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust 2010-1, Asset-
Backed Nts., Series 2010-1, Cl. A, 1.879%, 12/15/14(1,2)                        2,610,000              2,648,575
----------------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust 2011-1, Asset-
Backed Nts., Series 2011-1, Cl. A1, 2.12%, 2/15/16                              2,940,000              2,997,078
----------------------------------------------------------------------------------------------------------------
GE Capital Credit Card Master Note Trust, Asset-Backed Nts.,
Series 2009-2, Cl. A, 3.69%, 7/15/15                                            1,995,000              2,042,636
----------------------------------------------------------------------------------------------------------------
GE Dealer Floorplan Master Note Trust, Asset-Backed
Securities, Series 2009-2A, Cl. A, 1.757%, 10/20/14(1,2)                          915,000                925,057
----------------------------------------------------------------------------------------------------------------
GMAC Mortgage Servicer Advance Funding Ltd., Asset-
Backed Nts., Series 2011-1A, Cl. A, 3.72%, 2/15/23(1)                           2,715,000              2,743,393
----------------------------------------------------------------------------------------------------------------
Hertz Vehicle Financing LLC, Automobile Receivable Nts.,
Series 2010-1A, Cl. A1, 2.60%, 2/25/15(1)                                       2,900,000              2,932,713
----------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card
Receivables, Series 2003-C7, Cl. C7, 1.579%, 3/15/16(2)                         2,900,000              2,913,543
----------------------------------------------------------------------------------------------------------------
Navistar Financial Dealer Note Master Owner Trust, Asset-
Backed Nts., Series 2010-1, Cl. A, 1.885%, 1/26/15(1,2)                         4,540,000              4,556,261
----------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligation Pass-
Through Certificates, Series 1999-I, Cl. ECFD, 3.405%,
1/25/29(3,4)                                                                    1,750,658                140,053
----------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust 2010-B, Automobile Asset-Backed
Nts., Series 2010-B, Cl. A3, 1.12%, 12/15/13                                    2,700,000              2,712,540
----------------------------------------------------------------------------------------------------------------
Nissan Master Owner Trust, Automobile Receivable Nts.,
Series 2010-AA, Cl. A, 1.379%, 1/15/15(1,2)                                     2,705,000              2,730,587
----------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust 2007-5, Asset-Backed
Certificates, Series 2007-5, Cl. 2A1, 0.325%, 5/25/37(2)                          464,224                456,864
----------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass
-Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/1/36                       754,957                650,734
----------------------------------------------------------------------------------------------------------------
Rental Car Finance Corp., Automobile Receivable Nts., Series
2011-1A, Cl. A1, 2.51%, 2/25/16(1)                                              2,155,000              2,188,457
----------------------------------------------------------------------------------------------------------------

2 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                               Principal
                                                                                  Amount                   Value
----------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-2, Automobile
Receivables Nts., Series 2010-2, Cl. A2, 0.95%, 8/15/13                       $1,534,275             $ 1,534,923
----------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-3, Automobile
Receivables Nts., Series 2010-3, Cl. C, 3.06%, 11/15/17                        2,950,000               2,956,128
----------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-A, Automobile
Receivables Nts., Series 2010-A, Cl. A2, 1.37%, 8/15/13(1)                     1,989,661               1,993,424
----------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-1, Automobile
Receivables Nts., Series 2011-1, Cl. D, 4.01%, 2/15/17                         2,880,000               2,913,822
----------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-S1A,
Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%,
5/15/17(4)                                                                     3,009,808               2,997,468
----------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-S2A,
Automobile Receivables Nts., Series 2011-S2A, Cl. D, 3.35%,
6/15/17(1)                                                                     1,980,866               1,979,281
----------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust 2010-A, Automobile Receivable
Nts., Series 2010-A, Cl. A3, 0.99%, 11/20/13                                   2,700,000               2,707,882
----------------------------------------------------------------------------------------------------------------
Westlake Automobile Receivables Trust 2011-1, Automobile
Receivables Nts., Series 2011-1, Cl. A3, 1.49%, 6/16/14(1)                     1,285,000               1,285,475
----------------------------------------------------------------------------------------------------------------
World Financial Network Credit Card Master Note Trust,
Credit Card Receivables, Series 2009-A, Cl. A, 4.60%, 9/15/15                  2,755,000               2,767,591
                                                                                                   -------------
Total Asset-Backed Securities (Cost $121,562,231)                                                    119,342,946
----------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--63.8%
----------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--53.1%
----------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED--53.0%
Federal Home Loan Mortgage Corp.:
5.50%, 9/1/39                                                                  7,463,766               8,089,323
6%, 5/15/18-11/1/37                                                            2,135,951               2,350,939
6.50%, 4/15/18-4/1/34                                                          2,329,632               2,553,191
7%, 7/15/21-10/1/37                                                            8,970,852              10,350,224
8%, 4/1/16                                                                       173,014                 189,783
9%, 4/14/17-5/1/25                                                                60,864                  69,075
12.50%, 5/15/14                                                                      167                     168
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                    15,858                  18,349
Series 1590, Cl. IA, 1.30%, 10/15/23(2)                                        2,432,790               2,456,810
Series 2034, Cl. Z, 6.50%, 2/15/28                                                17,326                  19,212
Series 2043, Cl. ZP, 6.50%, 4/15/28                                            2,387,347               2,776,685
Series 2046, Cl. G, 6.50%, 4/15/28                                             1,547,993               1,632,711
Series 2053, Cl. Z, 6.50%, 4/15/28                                                17,663                  19,915
Series 2063, Cl. PG, 6.50%, 6/15/28                                            1,221,796               1,418,472
Series 2145, Cl. MZ, 6.50%, 4/15/29                                              483,458                 548,187
Series 2148, Cl. ZA, 6%, 4/15/29                                                 790,659                 845,990
Series 2195, Cl. LH, 6.50%, 10/15/29                                           1,114,604               1,319,153
Series 2326, Cl. ZP, 6.50%, 6/15/31                                              330,178                 379,365
Series 2341, Cl. FP, 1.129%, 7/15/31(2)                                          558,143                 564,052
Series 2399, Cl. PG, 6%, 1/15/17                                                 423,763                 455,388
Series 2423, Cl. MC, 7%, 3/15/32                                               1,600,505               1,782,725
Series 2453, Cl. BD, 6%, 5/15/17                                                 407,842                 437,174
Series 2461, Cl. PZ, 6.50%, 6/15/32                                            2,812,349               3,220,998
Series 2463, Cl. F, 1.229%, 6/15/32(2)                                         2,977,183               3,025,747

3 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                           Principal
                                                                              Amount                    Value
-------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2500, Cl. FD, 0.729%, 3/15/32(2)                                 $    179,309             $    179,879
Series 2526, Cl. FE, 0.629%, 6/15/29(2)                                      245,904                  247,119
Series 2551, Cl. FD, 0.629%, 1/15/33(2)                                      529,163                  531,178
Series 2676, Cl. KY, 5%, 9/15/23                                           4,548,000                4,991,823
Series 2686, Cl. CD, 4.50%, 2/1/17                                           312,242                  313,327
Series 2907, Cl. GC, 5%, 6/1/27                                              355,113                  356,762
Series 2952, Cl. GJ, 4.50%, 12/1/28                                            5,772                    5,772
Series 3019, Cl. MD, 4.75%, 1/1/31                                         1,346,098                1,362,227
Series 3025, Cl. SJ, 23.91%, 8/15/35(2)                                      603,849                  829,974
Series 3094, Cl. HS, 23.544%, 6/15/34(2)                                     938,847                1,211,589
Series 3242, Cl. QA, 5.50%, 3/1/30                                           920,972                  930,881
Series 3822, Cl. JA, 5%, 6/1/40                                            4,984,682                5,448,862
Series 3848, Cl. WL, 4%, 4/1/40                                            3,724,780                3,950,818
Series R001, Cl. AE, 4.375%, 4/1/15                                          342,237                  343,809
-------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 183, Cl. IO, 15.016%, 4/1/27(5)                                     1,034,792                  195,238
Series 192, Cl. IO, 12.827%, 2/1/28(5)                                       128,353                   26,923
Series 206, Cl. IO, 0%, 12/1/29(5,6)                                         168,757                   39,667
Series 2129, Cl. S, 16.193%, 2/15/29(5)                                    1,368,578                  251,199
Series 2130, Cl. SC, 50.566%, 3/15/29(5)                                     363,175                   75,109
Series 2134, Cl. SB, 61.753%, 3/15/29(5)                                     369,462                   72,849
Series 2422, Cl. SJ, 64.515%, 1/15/32(5)                                   1,551,754                  285,777
Series 243, Cl. 6, 25.34%, 12/15/32(5)                                       971,765                  166,724
Series 2493, Cl. S, 65.887%, 9/15/29(5)                                       96,352                   21,805
Series 2527, Cl. SG, 0%, 2/15/32(5,6)                                        461,933                    8,528
Series 2531, Cl. ST, 45.327%, 2/15/30(5)                                     945,888                   30,426
Series 2601, Cl. GS, 0.612%, 11/15/17(5)                                   1,510,000                   97,085
Series 2796, Cl. SD, 62.927%, 7/15/26(5)                                     589,900                  115,081
Series 2802, Cl. AS, 66.631%, 4/15/33(5)                                     988,427                   75,391
Series 2920, Cl. S, 63.968%, 1/15/35(5)                                    2,274,570                  359,223
Series 3005, Cl. WI, 23.704%, 7/15/35(5)                                   5,141,115                  627,048
Series 3110, Cl. SL, 99.999%, 2/15/26(5)                                     939,951                  125,315
Series 3451, Cl. SB, 26.46%, 5/15/38(5)                                   10,233,905                1,048,354
-------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 3.874%, 6/1/26(7)                  138,851                  127,888
-------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/26-10/1/41(8)                                                111,010,000              117,860,933
5%, 10/1/41(8)                                                            66,471,000               71,508,272
5.50%, 12/25/18                                                                4,575                    4,968
5.50%, 10/1/26-10/1/41(8)                                                 54,123,500               58,733,781
6%, 5/25/20                                                                  592,654                  644,086
6%, 10/1/41(8)                                                            33,555,000               36,810,892
6.50%, 6/25/17-11/25/31                                                   12,676,720               14,169,754
7%, 9/25/14-4/1/34                                                         5,927,659                6,704,299
7.50%, 1/1/33-8/25/33                                                      5,982,544                6,965,497
8.50%, 7/1/32                                                                 21,824                   24,894
-------------------------------------------------------------------------------------------------------------

4 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                      Principal
                                                                         Amount                   Value
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Federal National Mortgage Assn., 15 yr.:
3%, 10/1/26(8)                                                      $45,865,000             $47,262,447
3.50%, 10/1/26(8)                                                    22,075,000              23,054,578
4%, 10/1/26(8)                                                        2,985,000               3,146,377
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 30 yr., 4%, 10/1/41(8)              60,995,000              63,949,445
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                         3,972                   4,056
Trust 1993-104, Cl. ZB, 6.50%, 7/25/23                                  415,614                 466,741
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                    351,863                 395,374
Trust 1996-35, Cl. Z, 7%, 7/25/26                                       113,176                 131,211
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                  719,843                 808,444
Trust 1998-61, Cl. PL, 6%, 11/25/28                                     974,384               1,109,828
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                1,413,021               1,639,790
Trust 1999-60, Cl. PG, 7.50%, 12/25/29                                5,528,288               6,730,691
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                1,441,893               1,692,195
Trust 2002-10, Cl. FB, 0.735%, 3/25/17(2)                               136,141                 137,061
Trust 2002-16, Cl. PG, 6%, 4/25/17                                      789,274                 862,011
Trust 2002-2, Cl. UC, 6%, 2/25/17                                       478,463                 514,858
Trust 2002-56, Cl. FN, 1.235%, 7/25/32(2)                               822,380                 842,623
Trust 2003-130, Cl. CS, 13.631%, 12/25/33(2)                          4,295,159               5,125,906
Trust 2003-21, Cl. FK, 0.635%, 3/25/33(2)                               251,305                 252,495
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                 1,492,000               1,665,924
Trust 2004-101, Cl. BG, 5%, 1/25/20                                   2,143,088               2,296,149
Trust 2004-81, Cl. KC, 4.50%, 4/1/17                                    269,175                 269,590
Trust 2004-9, Cl. AB, 4%, 7/1/17                                      1,930,623               1,958,977
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                               5,073,000               5,642,707
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                              10,000,000              11,225,765
Trust 2005-12, Cl. JC, 5%, 6/1/28                                     1,159,369               1,171,259
Trust 2005-22, Cl. EC, 5%, 10/1/28                                      464,833                 469,937
Trust 2005-30, Cl. CU, 5%, 4/1/29                                       432,426                 439,457
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                 2,480,000               2,990,040
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                 1,260,000               1,376,893
Trust 2006-50, Cl. SK, 23.34%, 6/25/36(2)                             1,467,618               2,048,103
Trust 2009-36, Cl. FA, 1.175%, 6/25/37(2)                             3,987,559               4,058,161
Trust 2009-37, Cl. HA, 4%, 4/1/19                                     5,048,711               5,355,984
Trust 2009-70, Cl. PA, 5%, 8/1/35                                     4,931,231               5,141,121
Trust 2011-15, Cl. DA, 4%, 3/1/41                                     2,348,549               2,466,145
Trust 2011-3, Cl. KA, 5%, 4/1/40                                      3,613,820               3,910,069
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 68.985%, 3/17/31(5)                              588,502                 122,870
Trust 2001-61, Cl. SE, 40.672%, 11/18/31(5)                             774,865                 158,687
Trust 2001-65, Cl. S, 40.125%, 11/25/31(5)                            1,738,625                 321,988
Trust 2001-81, Cl. S, 33.704%, 1/25/32(5)                               236,873                  49,553
Trust 2002-12, Cl. SB, 53.001%, 7/25/31(5)                              378,387                  74,709
Trust 2002-2, Cl. SW, 56.532%, 2/25/32(5)                               441,948                  83,437
Trust 2002-38, Cl. SO, 57.246%, 4/25/32(5)                              187,492                  29,423
Trust 2002-41, Cl. S, 67.039%, 7/25/32(5)                             1,871,045                 373,559
Trust 2002-47, Cl. NS, 34.606%, 4/25/32(5)                              640,338                 121,752

5 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                          Principal
                                                             Amount                  Value
------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2002-5, Cl. SD, 72.217%, 2/25/32(5)               $   361,375             $   78,040
Trust 2002-51, Cl. S, 34.871%, 8/25/32(5)                   587,953                111,776
Trust 2002-52, Cl. SD, 44.078%, 9/25/32(5)                  747,196                156,087
Trust 2002-60, Cl. SM, 38.746%, 8/25/32(5)                2,561,252                421,131
Trust 2002-60, Cl. SY, 7.144%, 4/25/32(5)                 2,256,695                 59,519
Trust 2002-7, Cl. SK, 40.853%, 1/25/32(5)                 1,549,105                261,991
Trust 2002-75, Cl. SA, 40.059%, 11/25/32(5)               1,379,725                220,160
Trust 2002-77, Cl. BS, 36.398%, 12/18/32(5)               2,758,412                438,718
Trust 2002-77, Cl. IS, 51.375%, 12/18/32(5)                 319,431                 58,180
Trust 2002-77, Cl. JS, 31.79%, 12/18/32(5)                2,586,249                407,688
Trust 2002-77, Cl. SA, 32.919%, 12/18/32(5)               2,436,221                385,002
Trust 2002-77, Cl. SH, 44.154%, 12/18/32(5)                 334,611                 68,445
Trust 2002-84, Cl. SA, 43.581%, 12/25/32(5)                 354,180                 59,597
Trust 2002-89, Cl. S, 67.962%, 1/25/33(5)                 2,875,296                658,743
Trust 2002-9, Cl. MS, 34.865%, 3/25/32(5)                    20,135                  4,062
Trust 2002-90, Cl. SN, 40.825%, 8/25/32(5)                2,330,400                384,564
Trust 2002-90, Cl. SY, 44.693%, 9/25/32(5)                1,125,917                199,452
Trust 2003-14, Cl. OI, 14.916%, 3/25/33(5)                4,231,250                804,119
Trust 2003-26, Cl. IK, 13.517%, 4/25/33(5)                1,532,397                257,414
Trust 2003-33, Cl. SP, 41.461%, 5/25/33(5)                2,270,569                372,961
Trust 2003-4, Cl. S, 37.833%, 2/25/33(5)                    697,529                116,868
Trust 2003-52, Cl. NS, 58.242%, 6/25/23(5)               10,454,135              1,407,532
Trust 2003-89, Cl. XS, 33.397%, 11/25/32(5)               2,057,502                 92,500
Trust 2004-54, Cl. DS, 55.281%, 11/25/30(5)                 160,592                 34,404
Trust 2004-56, Cl. SE, 16.40%, 10/25/33(5)                2,759,778                407,911
Trust 2005-40, Cl. SA, 62.858%, 5/25/35(5)                1,393,896                220,402
Trust 2005-6, Cl. SE, 77.111%, 2/25/35(5)                 1,952,575                317,569
Trust 2005-71, Cl. SA, 64.987%, 8/25/25(5)                2,482,117                375,849
Trust 2005-93, Cl. SI, 16.972%, 10/25/35(5)               2,348,987                313,768
Trust 2006-129, Cl. SM, 33.302%, 1/25/37(5)               7,945,591              1,055,375
Trust 2006-53, Cl. US, 22.455%, 6/25/36(5)                  229,334                 31,073
Trust 2008-55, Cl. SA, 27.31%, 7/25/38(5)                 5,452,328                610,378
Trust 2008-67, Cl. KS, 41.65%, 8/25/34(5)                 6,690,359                458,945
Trust 222, Cl. 2, 26.353%, 6/1/23(5)                      1,062,211                159,387
Trust 247, Cl. 2, 44.66%, 10/1/23(5)                        102,312                 19,481
Trust 252, Cl. 2, 36.124%, 11/1/23(5)                     1,016,639                182,815
Trust 254, Cl. 2, 30.316%, 1/1/24(5)                      1,835,538                344,113
Trust 2682, Cl. TQ, 99.999%, 10/15/33(5)                  2,525,148                548,363
Trust 2981, Cl. BS, 99.999%, 5/15/35(5)                   4,442,459                870,086
Trust 301, Cl. 2, 2.219%, 4/1/29(5)                         581,440                115,466
Trust 303, Cl. IO, 7.046%, 11/1/29(5)                        84,864                 19,270
Trust 319, Cl. 2, 4.949%, 2/1/32(5)                         485,129                 96,328
Trust 320, Cl. 2, 13.149%, 4/1/32(5)                      6,924,080              1,088,712
Trust 321, Cl. 2, 4.65%, 4/1/32(5)                        1,314,370                247,901
Trust 324, Cl. 2, 0.491%, 7/1/32(5)                         625,065                117,987

6 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                   Principal
                                                                      Amount                  Value
---------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 331, Cl. 9, 27.963%, 2/1/33(5)                            $  3,975,243             $  745,041
Trust 334, Cl. 14, 31.441%, 2/1/33(5)                              3,507,390                679,934
Trust 334, Cl. 15, 25.623%, 2/1/33(5)                              2,516,847                449,387
Trust 334, Cl. 17, 40.516%, 2/1/33(5)                                136,367                 31,692
Trust 339, Cl. 12, 0%, 7/1/33(5,6)                                 3,496,502                603,162
Trust 339, Cl. 7, 0%, 7/1/33(5,6)                                  4,021,648                582,717
Trust 343, Cl. 13, 11.959%, 9/1/33(5)                              3,662,212                564,934
Trust 343, Cl. 18, 17.794%, 5/1/34(5)                              2,482,155                364,326
Trust 345, Cl. 9, 14.968%, 1/1/34(5)                               2,512,512                323,681
Trust 351, Cl. 10, 4.743%, 4/1/34(5)                               1,558,177                232,632
Trust 351, Cl. 8, 2.811%, 4/1/34(5)                                2,472,402                372,189
Trust 356, Cl. 10, 0%, 6/1/35(5,6)                                 2,025,624                293,670
Trust 356, Cl. 12, 0%, 2/1/35(5,6)                                 1,014,926                149,208
Trust 362, Cl. 13, 4.064%, 8/1/35(5)                               2,418,215                375,355
Trust 364, Cl. 16, 0.442%, 9/1/35(5)                               3,558,789                537,040
Trust 365, Cl. 16, 7.207%, 3/1/36(5)                               2,712,337                418,726
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal -Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 4.162%, 9/25/23(7)      335,832                292,150
                                                                                       ------------
                                                                                        616,029,028
---------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn.:
2.625%, 8/8/25-7/1/27(2)                                              14,216                 14,762
8.50%, 8/1/17-12/15/17                                                94,086                106,325
10.50%, 12/29/17                                                       7,139                  8,157
11%, 11/8/19                                                          13,537                 15,136
12%, 5/29/14                                                             106                    107
---------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 92.952%, 1/16/27(5)                          743,064                150,805
Series 2002-15, Cl. SM, 81.671%, 2/16/32(5)                          834,406                176,516
Series 2002-41, Cl. GS, 57.143%, 6/16/32(5)                          619,341                144,552
Series 2002-76, Cl. SY, 82.743%, 12/16/26(5)                         393,770                 70,628
Series 2004-11, Cl. SM, 77.141%, 1/17/30(5)                          160,196                 42,242
Series 2007-17, Cl. AI, 20.251%, 4/16/37(5)                        4,206,398                757,531
                                                                                       ------------
                                                                                          1,486,761
---------------------------------------------------------------------------------------------------
NON-AGENCY--10.7%
---------------------------------------------------------------------------------------------------
COMMERCIAL--6.5%
Asset Securitization Corp., Commercial
Interest-Only Stripped Mtg.-Backed
Security, Series 1997-D4, Cl. PS1, 0%, 4/14/29(5,6)                6,441,891                165,830
---------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage
Trust 2007-1, Commercial Mtg. Pass-
Through Certificates, Series 2007-1,
Cl. A4, 5.451%, 1/1/49                                             5,399,000              5,780,677
---------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2007-4, Mtg. Pass-
Through Certificates, Series 2007-4,
Cl. 22A1, 5.705%, 6/1/47(2)                                        3,132,782              2,391,957
---------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP,
Interest-Only Corporate-Backed Pass-
Through Certificates, Series 1997-CTL1, 0%,
6/22/24(1,5,6)                                                     1,164,543                 57,645
---------------------------------------------------------------------------------------------------

7 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                              Principal
                                                                                 Amount                  Value
--------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
--------------------------------------------------------------------------------------------------------------
CFCRE Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates, Series
2011-C1, Cl. A1, 1.871%, 4/1/44(1)                                          $   857,072             $  846,436
--------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2007-J3, Mtg. Pass-
Through Certificates, Series 2007-J3, Cl. A9, 6%, 7/1/37                      1,276,676              1,036,638
--------------------------------------------------------------------------------------------------------------
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercia
l Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                                    1,010,000              1,017,748
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49                                      3,310,000              3,425,622
--------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving,
Commercial Mtg. Pass-Through Certificates,
Series 2010-C1, Cl. A1, 3.156%, 7/1/46(1)                                     3,541,546              3,582,893
--------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving, Commercial
Mtg. Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security, Series 2010-C1,
Cl. XPA, 4.852%, 9/1/20(1,5)                                                 28,595,544              2,245,108
--------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities
Trust 2004-FA2, Mtg. Pass-Through Certificates,
Series 2004-FA2, Cl. 3A1, 6%, 1/25/35                                         2,282,116              2,230,848
--------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities
Trust 2007-FA2, Mtg. Pass-Through
Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37                        1,844,580              1,228,705
--------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial
Mtg. Obligations, Series 2011-GC3, Cl.
A1, 2.331%, 3/1/44                                                            2,254,486              2,287,576
--------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-
Through Certificates, Series 2005-AR4, Cl.
6A1, 5.25%, 7/1/35                                                            2,434,053              2,344,221
--------------------------------------------------------------------------------------------------------------
Impac CMB Trust Series 2005-4, Collateralized
Asset-Backed Bonds, Series 2005-4, Cl. 1A1A,
0.775%, 5/25/35(2)                                                            3,296,428              2,339,129
--------------------------------------------------------------------------------------------------------------
IndyMac Index Mortgage Loan Trust 2005-AR23,
Mtg. Pass-Through Certificates, Series 2005-AR23,
Cl. 6A1, 5.128%, 11/1/35(2)                                                   4,105,351              2,881,677
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2007-LDP10, Cl. A3S, 5.317%, 1/1/49                                    3,980,000              4,082,163
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49(4)                                   285,000                286,197
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49                                        945,000                983,767
Series 2010-C2, Cl. A2, 3.616%, 11/1/43(1)                                    4,290,000              4,207,894
Series 2011-C3, Cl. A1, 1.875%, 2/1/46(1)                                     2,543,813              2,556,018
--------------------------------------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through
Certificates, Series 2007-S3, Cl. 1A90, 7%, 8/1/37                            3,516,461              3,188,836
--------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2, 5.318%, 2/11/40       2,166,248              2,174,718
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
Interest-Only Stripped Mtg.-Backed Security, Series 1998-C1,
Cl. IO, 0%, 2/18/30(5,6)                                                      2,213,942                 43,304
--------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Commercial Mtg. Pass-
Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/1/24(1)                  93,359                 76,652
--------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                            1,220,257              1,253,731
--------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only
Commercial Mtg. Pass-Through Certificates, Series 1999-C1,
Cl. X, 0%, 5/18/32(5,6)                                                      28,733,545                 78,270
--------------------------------------------------------------------------------------------------------------

8 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                              Principal
                                                                                 Amount                  Value
--------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
--------------------------------------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust, Mtg. Pass-
Through Certificates, Series 2007-6, Cl. 3A1, 5.164%, 7/1/37(2)             $ 3,614,494             $2,196,551
--------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C28,
Commercial Mtg. Pass-Through Certificates, Series 2006-C28,
Cl. A4, 5.572%, 10/1/48                                                       5,215,000              5,554,609
--------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through Certificates, Series 2006-C29,
Cl. A2, 5.275%, 11/15/48                                                      1,691,851              1,689,902
--------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2007-C34,
Commercial Mtg. Pass-Through Certificates, Series 2007-C34,
Cl. A3, 5.678%, 5/1/46                                                        2,965,000              3,161,934
--------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR14, Cl. 1A4,
2.612%, 12/1/35(2)                                                            2,136,189              1,748,419
--------------------------------------------------------------------------------------------------------------
Wells Fargo Commercial Mortgage Trust 2010-C1,
Commercial Mtg. Pass-Through Certificates, Series 2010-C1,
Cl. A1, 3.349%, 11/1/43(1)                                                    2,216,945              2,281,670
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2007-AR3 Trust, Mtg.
Pass-Through Certificates, Series 2007-AR3, Cl. A4, 5.789%,
4/1/37(2)                                                                     1,241,148              1,043,713
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust, Mtg.
Pass-Through Certificates, Series 2007-AR8, Cl. A1, 6.068%,
11/1/37(2)                                                                    2,965,969              2,291,548
--------------------------------------------------------------------------------------------------------------
WFRBS Commercial Mortgage Trust 2011-C3, Interest-Only
Commercial Mtg. Pass-Through Certificates, Series 2011-C3,
Cl. XA, 7.245%, 3/1/44(5)                                                    28,826,879              2,637,083
                                                                                                    ----------
                                                                                                    75,399,689
--------------------------------------------------------------------------------------------------------------
MULTIFAMILY--1.0%
Bear Stearns ARM Trust 2005-10, Mtg. Pass-Through
Certificates, Series 2005-10, Cl. A3, 2.727%, 10/1/35(2)                      2,094,998              1,736,326
--------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg. Pass-
Through Certificates, Series 2006-AR3, Cl. 1A2A, 5.681%,
6/1/36(2)                                                                     2,659,057              2,309,867
--------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Pass-Through Certificates, Series 2001-3, Cl. A2, 6.07%, 6/1/38
                                                                                382,841                382,545
--------------------------------------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through
Certificates, Series 2007-A3, Cl. 3A2M, 5.454%, 5/1/37(2)                       614,421                515,439
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR2, Cl. 2A3, 2.731%,
3/1/36(2)                                                                     4,606,527              3,887,839
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 2.795%,
3/25/36(2)                                                                    2,634,786              2,127,783
                                                                                                    ----------
                                                                                                    10,959,799
--------------------------------------------------------------------------------------------------------------
OTHER--0.3%
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39                         3,565,000              3,711,252
--------------------------------------------------------------------------------------------------------------

9 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)


                                                                              Principal
                                                                                 Amount                  Value
--------------------------------------------------------------------------------------------------------------
OTHER CONTINUED
--------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only
Stripped Mtg.-Backed Security, Series 1987-3, Cl. B, 62.752%,
10/23/17(5)                                                                  $      645             $       67
--------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only
Stripped Mtg.-Backed Security, Series 1987-3, Cl. A, 0.939%,
10/23/17(7)                                                                         955                    937
                                                                                                    ----------
                                                                                                     3,712,256
--------------------------------------------------------------------------------------------------------------
RESIDENTIAL--2.9%
Banc of America Funding 2007-C Trust, Mtg. Pass-Through
Certificates, Series 2007-C, Cl. 1A4, 5.563%, 5/1/36(2)                         945,000                847,328
--------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-29, Mtg. Pass-
Through Certificates, Series 2005-29, Cl. A1, 5.75%, 12/1/35                  1,113,061                972,871
--------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-HYB7, Mtg. Pass-
Through Certificates, Series 2005-HYB7, Cl. 6A1, 5.363%,
11/1/35(2)                                                                    2,885,686              2,029,008
--------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through
Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36                               2,059,739              1,949,433
---------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-21CB, Mtg. Pass-
Through Certificates, Series 2005-21CB, Cl. A7, 5.50%, 6/1/35                 4,216,020              3,554,372
--------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-29CB, Mtg. Pass-
Through Certificates, Series 2005-29CB, Cl. A4, 5%, 7/1/35                    2,704,563              2,197,063
--------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2007-19, Mtg. Pass-
Through Certificates, Series 2007-19, Cl. 1A34, 6%, 8/1/37                    2,385,077              1,794,941
--------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through
Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36                             2,552,554              2,514,104
--------------------------------------------------------------------------------------------------------------
JPMorgan Alternative Loan Trust 2006-S4, Mtg. Pass-Through
Certificates, Series 2006-S4, Cl. A6, 5.71%, 12/1/36                          3,200,850              2,808,086
--------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Loans, Inc., Mtg. Pass-Through
Certificates, Series 2005-A1, Cl. 2A1, 2.694%, 12/25/34(2)                    1,285,383              1,179,230
--------------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                           423,722                437,502
--------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                            344,870                204,054
--------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37                        1,792,702              1,080,163
--------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2005-A15, Mtg. Pass-
Through Certificates, Series 2005-A15, Cl. 1A4, 5.75%, 2/1/36                   740,870                596,640
--------------------------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust 2006-6, Mtg. Pass-
Through Certificates, Series 2006-6, Cl. A2, 0.385%,
11/25/46(2)                                                                   2,702,829              2,667,254
--------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY2, Cl. 1A1,
2.665%, 12/1/36(2)                                                              538,809                344,294
--------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 3A1,
5.591%, 5/1/37(2)                                                             2,406,413              2,004,822
--------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY6, Cl. 2A1,
5.401%, 6/25/37(2)                                                            1,104,143                856,568
--------------------------------------------------------------------------------------------------------------

10 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                              Principal
                                                                                 Amount                  Value
--------------------------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
---------------------------------------------------------------------------------------------------------------
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-
Backed Pass-Through Certificates, Series 2007-PA5, Cl. 1A1,
6.25%, 11/1/37                                                              $ 2,257,848             $ 1,871,100
---------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg.
Pass-Through Certificates, Series 2004-R, Cl. 2A1, 2.624%,
9/1/34(2)                                                                       650,994                 614,800
---------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-9 Trust, Mtg.
Pass-Through Certificates, Series 2005-9, Cl. 2A6, 5.25%,
10/25/35                                                                      1,302,836               1,258,854
---------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR14, Cl. 1A2,
5.684%, 10/1/36(2)                                                            2,452,630               2,109,778
                                                                                                    -----------
                                                                                                     33,892,265
                                                                                                    -----------
Total Mortgage-Backed Obligations (Cost $724,876,728)                                               741,479,798
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--3.9%
Federal Home Loan Mortgage Corp. Nts.:
2%, 8/25/16                                                                     930,000                 964,841
2.50%, 5/27/16                                                                1,325,000               1,405,865
5%, 2/16/17                                                                   1,510,000               1,789,172
5.25%, 4/18/16                                                                2,650,000               3,133,479
5.50%, 7/18/16                                                                1,510,000               1,813,718
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts.:
2.375%, 4/11/16                                                               2,525,000               2,666,610
4.875%, 12/15/16                                                              2,145,000               2,524,892
5%, 3/15/16                                                                   1,655,000               1,936,444
---------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
7.50%, 11/15/16(9)                                                            7,700,000              10,218,139
STRIPS, 3.862%, 2/15/13(10)                                                   1,520,000               1,515,936
---------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 5.125%, 5/15/16                                          14,830,000              17,714,895
                                                                                                    -----------
Total U.S. Government Obligations (Cost $43,087,365)                                                 45,683,991
---------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--32.5%
---------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--4.6%
---------------------------------------------------------------------------------------------------------------
AUTOMOBILES-0.2%
Daimler Finance North America LLC, 1.875% Sr. Unsec. Nts.,
9/15/14(1)                                                                    2,094,000               2,068,968
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.3%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15                    2,880,000               3,009,600
---------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.7%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15(1)                  4,300,000               4,588,874
---------------------------------------------------------------------------------------------------------------
Marriott International, Inc., 6.20% Sr. Unsec. Unsub. Nts.,
6/15/16                                                                       3,081,000               3,465,309
                                                                                                    -----------
                                                                                                      8,054,183
---------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14                    702,000                 778,164
---------------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc., 5.50% Sr. Unsec. Nts., 4/15/13                       2,660,000               2,813,737
---------------------------------------------------------------------------------------------------------------
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13                                            971,000               1,015,461

11 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                              Principal
                                                                                 Amount                  Value
--------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
8% Sr. Unsec. Nts., 5/1/12                                                  $ 2,270,000             $2,357,690
                                                                                                    ----------
                                                                                                     6,965,052
--------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Mattel, Inc., 5.625% Sr. Unsec. Nts., 3/15/13                                 2,640,000              2,801,938
--------------------------------------------------------------------------------------------------------------
MEDIA--2.0%
Comcast Cable Communications Holdings, Inc., 9.455% Sr.
Unsec. Nts., 11/15/22                                                         1,751,000              2,534,966
--------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.375%
Sr. Unsec. Nts., 3/1/41                                                       2,198,000              2,474,174
--------------------------------------------------------------------------------------------------------------
Historic TW, Inc., 9.125% Debs., 1/15/13                                        922,000              1,007,717
--------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The):
6.25% Sr. Unsec. Nts., 11/15/14                                                 984,000              1,043,040
10% Sr. Unsec. Nts., 7/15/17                                                  3,281,000              3,748,543
--------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14                              2,615,000              2,896,113
--------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                    1,542,000              2,020,726
--------------------------------------------------------------------------------------------------------------
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30                                1,630,000              2,067,355
--------------------------------------------------------------------------------------------------------------
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21                                                  1,398,000              1,509,292
6.50% Sr. Sec. Nts., 1/15/18                                                  3,389,000              3,617,758
                                                                                                    ----------
                                                                                                    22,919,684
--------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.4%
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21                        1,535,000              1,508,655
--------------------------------------------------------------------------------------------------------------
Macy's Retail Holdings, Inc., 5.75% Sr. Unsec. Nts., 7/15/14                  3,519,000              3,762,564
                                                                                                    ----------
                                                                                                     5,271,219
--------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20                         2,889,000              2,787,885
--------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.1%
--------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.4%
Kroger Co.(The), 5% Sr. Nts., 4/15/13                                         2,677,000              2,814,866
--------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 5.625% Sr. Unsec. Nts., 4/15/41                        1,686,000              2,091,357
                                                                                                    ----------
                                                                                                     4,906,223
--------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14                                           980,000              1,035,235
8.50% Sr. Unsec. Nts., 6/15/19                                                1,455,000              1,817,569
--------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6% Sr. Unsec. Nts., 2/11/13                                2,601,000              2,756,314
--------------------------------------------------------------------------------------------------------------
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18                          2,810,000              2,915,375
                                                                                                    ----------
                                                                                                     8,524,493
--------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.3%
Energizer Holdings, Inc., 4.70% Sr. Nts., 5/19/21(1)                          2,866,000              3,075,969
--------------------------------------------------------------------------------------------------------------
TOBACCO--0.7%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39                            2,105,000              3,066,461
--------------------------------------------------------------------------------------------------------------
Lorillard Tobacco Co., 7% Sr. Unsec. Nts., 8/4/41                             1,831,000              1,954,007
--------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                          2,591,000              2,828,128
                                                                                                    ----------
                                                                                                     7,848,596
--------------------------------------------------------------------------------------------------------------
ENERGY--4.0%
--------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.1%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21                                     3,157,000              3,228,490
--------------------------------------------------------------------------------------------------------------
Nabors Industries, Inc., 6.15% Sr. Unsec. Unsub. Nts., 2/15/18                3,491,000              3,901,608
--------------------------------------------------------------------------------------------------------------

12 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                                               Principal
                                                                                                  Amount                      Value
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17                                                 $ 2,921,000                 $3,033,009
-----------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. Bermuda, 5.125% Sr. Unsec. Unsub. Nts., 9/15/20                 2,929,000                  2,990,216
                                                                                                                         ----------
                                                                                                                         13,153,323
-----------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--2.9%
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40                                       1,718,000                  1,799,059
-----------------------------------------------------------------------------------------------------------------------------------
Canadian Oil Sands Ltd., 5.80% Sr. Unsec. Nts., 8/15/13(1)                                     2,537,000                  2,715,907
-----------------------------------------------------------------------------------------------------------------------------------
Cloud Peak Energy Resources LLC, 8.25% Sr. Unsec. Unsub. Nts., 12/15/17                        2,710,000                  2,825,175
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Pipeline Partners LP, 6.50% Sr. Unsec. Nts., 4/1/20                                    3,969,000                  4,394,251
-----------------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13                       4,797,000                  5,102,065
-----------------------------------------------------------------------------------------------------------------------------------
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37                                            2,876,000                  2,942,763
-----------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19                                        2,595,000                  2,854,500
-----------------------------------------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14(1)                 1,530,000                  1,671,525
-----------------------------------------------------------------------------------------------------------------------------------
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15(1)                         4,653,000                  4,775,197
-----------------------------------------------------------------------------------------------------------------------------------
Sunoco Logistics Partners Operations LP, 7.25% Sr. Unsec. Nts., 2/15/12                        2,604,000                  2,657,658
-----------------------------------------------------------------------------------------------------------------------------------
Woodside Finance Ltd., 4.60% Sr. Unsec. Nts., 5/10/21(1)                                       1,952,000                  2,023,391
                                                                                                                         ----------
                                                                                                                         33,761,491
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--11.0%
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.3%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19(1)                        4,750,000                  5,155,042
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                  2,839,000                  2,583,433
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.25% Sr. Unsec. Nts., 7/27/21                                  887,000                    877,960
-----------------------------------------------------------------------------------------------------------------------------------
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21(1)                                        3,794,000                  3,575,098
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:                                                                                1,205,000                  1,094,640
5.50% Sr. Unsec. Unsub. Nts., 7/24/20(1)
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17                                                6,830,000                  6,589,994
-----------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc., 4.125% Sr. Unsec. Unsub. Nts., 1/19/16                                  2,649,000                  2,692,309
-----------------------------------------------------------------------------------------------------------------------------------
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts., 12/1/12                             2,870,000                  2,914,763
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG Stamford, CT, 2.25% Sr. Unsec. Nts., 8/12/13                                            1,120,000                  1,100,531
-----------------------------------------------------------------------------------------------------------------------------------
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Nts.(11)                                624,000                    469,560
                                                                                                                         ----------
                                                                                                                         27,053,330
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.4%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts., 12/21/12(1)                           3,088,000                  3,107,176
-----------------------------------------------------------------------------------------------------------------------------------
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37                                  5,147,000                  4,915,900
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(2)                                        6,470,000                  5,402,450
-----------------------------------------------------------------------------------------------------------------------------------
Huntington Bancshares, Inc., 7% Sub. Nts., 12/15/20                                              869,000                    986,576
-----------------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20(1)                                        2,217,000                  1,889,292
-----------------------------------------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp., 4.625% Unsec. Sub. Nts., Series B, 4/15/13                        1,818,000                  1,887,588
-----------------------------------------------------------------------------------------------------------------------------------

13 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)


                                                                                           Principal
                                                                                              Amount                      Value
-------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
-------------------------------------------------------------------------------------------------------------------------------
Standard Chartered plc, 6.409% Cv. Jr. Unsec. Sub. Bonds, 1/29/49(1)                     $   700,000                 $  592,297
-------------------------------------------------------------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp., 8% Unsec. Sub. Nts., 6/15/12                                2,782,000                  2,891,525
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K(11)                            2,162,000                  2,237,670
-------------------------------------------------------------------------------------------------------------------------------
Zions Bancorp., 7.75% Sr. Unsec. Nts., 9/23/14                                             3,687,000                  3,891,120
                                                                                                                     ----------
                                                                                                                     27,801,594
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.7%
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13                                  2,690,000                  2,841,127
-------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., 4.75% Sr. Nts., 7/15/21                                       1,454,000                  1,461,370
-------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 6.25% Sr. Nts., 1/25/16                                                         3,807,000                  3,742,254
                                                                                                                     ----------
                                                                                                                      8,044,751
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.6%
Citigroup, Inc., 6.125% Sr. Unsec. Unsub. Nts., 11/21/17                                   4,949,000                  5,299,196
-------------------------------------------------------------------------------------------------------------------------------
Glen Meadow Pass-Through Trust, 6.505% Bonds, 2/12/67(1,2)                                 3,210,000                  2,263,050
-------------------------------------------------------------------------------------------------------------------------------
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds(11)                                   3,220,000                  2,374,750
-------------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec. Unsub. Nts., 1/14/13(1)        1,900,000                  1,644,152
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(11)                                  5,103,000                  5,273,313
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38                                   2,048,000                  1,911,702
                                                                                                                     ----------
                                                                                                                     18,766,163
-------------------------------------------------------------------------------------------------------------------------------
INSURANCE--3.0%
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec. Bonds, 5/1/40                             744,000                    880,980
-------------------------------------------------------------------------------------------------------------------------------
CNA Financial Corp.:                                                                       2,178,000                  2,204,959
5.75% Sr. Unsec. Unsub. Nts., 8/15/21
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20                                                    1,534,000                  1,580,959
-------------------------------------------------------------------------------------------------------------------------------
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts., 8/15/12(1)                              2,685,000                  2,753,825
-------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 5.25% Sr. Unsec. Nts., 10/15/11             2,570,000                  2,573,066
-------------------------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5.75% Sr. Unsec. Unsub. Nts., 5/15/16                   2,689,000                  2,393,761
-------------------------------------------------------------------------------------------------------------------------------
Liberty Mutual Group, Inc., 5% Sr. Nts., 6/1/21(1)                                         4,065,000                  3,874,734
-------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67                               5,710,000                  4,667,925
-------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 3.625% Sr. Unsec. Unsub. Nts., 9/17/12                         3,039,000                  3,090,672
-------------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital I LP, 6.854% Perpetual Bonds(1,11)                                        5,448,000                  4,984,942
-------------------------------------------------------------------------------------------------------------------------------
Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub. Nts., 3/15/16                          2,819,000                  2,870,182
-------------------------------------------------------------------------------------------------------------------------------
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37(2,4)                                 3,030,000                  2,636,100
                                                                                                                     ----------
                                                                                                                     34,512,105
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--1.0%
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub. Nts., 4/1/12                  1,402,000                  1,421,736
-------------------------------------------------------------------------------------------------------------------------------
CommonWealth REIT, 6.95% Sr. Unsec. Nts., 4/1/12                                             642,000                    653,197
-------------------------------------------------------------------------------------------------------------------------------
Duke Realty LP, 6.25% Sr. Unsec. Unsub. Nts., 5/15/13                                      2,546,000                  2,659,814
-------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts., 1/15/12                                 1,005,000                  1,014,497
-------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 5% Sr. Unsec. Unsub. Nts., 3/1/12                                 2,825,000                  2,846,984
-------------------------------------------------------------------------------------------------------------------------------

14 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                                          Principal
                                                                                             Amount                      Value
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub. Nts., 10/1/12(1)               $ 2,718,000                 $2,802,755
                                                                                                                    ----------
                                                                                                                    11,398,983
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--0.7%
------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.2%
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40                                            1,783,000                  2,015,585
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.3%
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41                                         1,440,000                  1,830,059
------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40                                   1,763,000                  1,917,638
                                                                                                                    ----------
                                                                                                                     3,747,697
------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Mylan, Inc., 6% Sr. Nts., 11/15/18(1)                                                     3,035,000                  2,966,713
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.5%
------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.5%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                    2,880,000                  2,901,600
------------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18                                         2,560,000                  2,752,000
                                                                                                                    ----------

                                                                                                                     5,653,600
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17                                      2,797,000                  2,968,316
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.7%
General Electric Capital Corp.:                                                           2,385,000                  2,426,225
4.25% Sr. Unsec. Nts., Series A, 6/15/12
5.25% Sr. Unsec. Nts., 10/19/12                                                             578,000                    604,361
6.375% Unsec. Sub. Bonds, 11/15/67                                                        5,013,000                  4,724,753
                                                                                                                    ----------
                                                                                                                     7,755,339
------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41                                                   754,000                    868,770
------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--2.0%
------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.4%
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40                                               851,000                    999,335
------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41                             1,100,000                  1,213,500
------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11                                               2,675,000                  2,688,463
                                                                                                                    ----------
                                                                                                                     4,901,298
------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.4%
Hewlett-Packard Co., 2.35% Sr. Unsec. Unsub. Nts., 3/15/15                                5,246,000                  5,268,820
------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Arrow Electronics, Inc., 3.375% Sr. Unsec. Unsub. Nts., 11/1/15                           5,350,000                  5,303,070
------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.2%
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13                                               2,655,000                  2,811,178
------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18                                           1,870,000                  2,141,803
------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--0.3%
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20                                     3,163,000                  3,097,333
------------------------------------------------------------------------------------------------------------------------------
MATERIALS--2.3%
------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.0%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41                                             1,219,000                  1,498,806
------------------------------------------------------------------------------------------------------------------------------
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                                                     5,050,000                  5,210,787
------------------------------------------------------------------------------------------------------------------------------
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17                                             2,657,000                  2,952,591
------------------------------------------------------------------------------------------------------------------------------

15 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                                            Principal
                                                                                               Amount                      Value
--------------------------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Potash Corp. of Saskatchewan, Inc., 5.625% Sr. Unsec. Unsub. Nts., 12/1/40                $ 1,735,000                 $2,047,909
                                                                                                                      ----------
                                                                                                                      11,710,093
--------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.2%
Sealed Air Corp., 7.875% Sr. Nts., 6/15/17                                                  2,257,000                  2,375,795
--------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.1%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17                               4,209,000                  4,519,123
--------------------------------------------------------------------------------------------------------------------------------
Teck Resources Ltd., 7% Sr. Unsec. Unsub. Nts., 9/15/12                                     2,553,000                  2,676,358
--------------------------------------------------------------------------------------------------------------------------------
Vale Inco Ltd., 5.70% Sr. Unsec. Unsub. Nts., 10/15/15                                        173,000                    191,572
--------------------------------------------------------------------------------------------------------------------------------
Xstrata Canada Corp.:                                                                       1,485,000                  1,616,501
5.375% Sr. Unsec. Unsub. Nts., 6/1/15
6% Sr. Unsec. Unsub. Nts., 10/15/15                                                         2,214,000                  2,441,398
7.25% Sr. Unsec. Unsub. Nts., 7/15/12                                                         640,000                    667,786
--------------------------------------------------------------------------------------------------------------------------------
Xstrata Finance Canada Ltd., 5.80% Sr. Unsec. Unsub. Bonds, 11/15/16(1)                        52,000                     57,275
                                                                                                                      ----------
                                                                                                                      12,170,013
--------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.8%
--------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-1.2%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                                                 2,257,000                  2,600,687
--------------------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 9.875% Bonds, 12/15/30                                      1,796,000                  2,610,026
--------------------------------------------------------------------------------------------------------------------------------
CenturyLink, Inc., 7.60% Sr. Unsec. Unsub. Nts., Series P, 9/15/39                            971,000                    877,491
--------------------------------------------------------------------------------------------------------------------------------
Frontier Communications Corp., 8.25% Sr. Unsec. Nts., 4/15/17                               2,881,000                  2,808,975
--------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15                                         2,675,000                  2,875,625
--------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38                                1,690,000                  2,083,968
                                                                                                                      ----------
                                                                                                                      13,856,772
--------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
America Movil SAB de CV, 2.375% Unsec. Unsub. Nts., 9/8/16                                  4,645,000                  4,538,165
--------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17                                          1,975,000                  2,237,788
                                                                                                                      ----------
                                                                                                                       6,775,953
--------------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.5%
--------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.2%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12(1)                                    2,716,000                  2,811,658
--------------------------------------------------------------------------------------------------------------------------------
Edison International, 3.75% Sr. Unsec. Unsub. Nts., 9/15/17                                 2,049,000                  2,080,868
--------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts., 8/15/39                                 1,751,000                  1,924,876
--------------------------------------------------------------------------------------------------------------------------------
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts., 8/15/13                            2,763,000                  2,812,173
--------------------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co., 5.30% Sr. Unsec. Nts., 10/1/41                               2,337,000                  2,405,743
--------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities Co., 7.25% Sr. Unsec. Nts., 4/1/12                                      2,860,000                  2,942,331
--------------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7% Debs., 9/1/22                                               2,389,000                  3,021,184
--------------------------------------------------------------------------------------------------------------------------------
PPL WEM Holdings plc, 5.375% Sr. Unsec. Nts., 5/1/21(1)                                     3,856,000                  4,120,865
--------------------------------------------------------------------------------------------------------------------------------
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19(1)                                      3,010,000                  3,961,858
                                                                                                                      ----------
                                                                                                                      26,081,556
--------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.3%
TransAlta Corp., 5.75% Sr. Unsec. Nts., 12/15/13                                            2,622,000                  2,838,294
                                                                                                                     -----------
Total Corporate Bonds and Notes (Cost $372,642,617)                                                                  378,033,548

16 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                          Shares              Value
-----------------------------------------------------------------------------------
INVESTMENT COMPANY-24.5%
Oppenheimer Institutional Money Market Fund,
Cl. E, 0.16%(12,13) (Cost $285,236,478)              285,236,478       $285,236,478
-----------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,547,405,419)         135.0%      1,569,776,761
-----------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                     (35.0)      (407,083,033)
                                                     ------------------------------
NET ASSETS                                                100.0%     $1,162,693,728
                                                     ==============================

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $136,848,720 or 11.77% of the Fund's net assets as of September 30, 2011.

2. Represents the current interest rate for a variable or increasing rate security.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

4. Restricted security. The aggregate value of restricted securities as of September 30, 2011 was $6,059,818, which represents 0.52% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                         UNREALIZED
                                                             ACQUISITION                               APPRECIATION
SECURITY                                                            DATE         COST        VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities                    7/14/10   $  281,438   $  286,197   $        4,759
Corp., Commercial Mtg. Pass-Through Certificates,
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49
NC Finance Trust, Collateralized Mtg. Obligation Pass-           8/10/10    1,703,335      140,053       (1,563,282)
Through Certificates, Series 1999-I, Cl. ECFD, 3.405%,
1/25/29
Santander Drive Auto Receivables Trust 2011-S1A,          2/4/11-4/14/11    3,014,052    2,997,468          (16,584)
Automobile Receivables Nts., Series 2011-S1A, Cl. D,
3.10%, 5/15/17
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37    2/24/11-7/26/11    3,055,552    2,636,100         (419,452)
                                                                           -----------------------------------------
                                                                           $8,054,377   $6,059,818   $   (1,994,559)
                                                                           =========================================

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $32,911,127 or 2.83% of the Fund's net assets as of September 30, 2011.

6. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $420,975 or 0.04% of the Fund's net assets as of September 30, 2011.

8. When-issued security or delayed delivery to be delivered and settled after September 30, 2011. See accompanying Notes.

9. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $6,237,046. See accompanying Notes.

10. Zero coupon bond reflects effective yield on the date of purchase.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

17 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES         GROSS         GROSS                SHARES
                                                     DECEMBER 31, 2010     ADDITIONS    REDUCTIONS    SEPTEMBER 30, 2011
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E         150,910,167   473,365,597   339,039,286           285,236,478

                                                            VALUE       INCOME
------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E   $285,236,478     $243,195

13. Rate shown is the 7-day yield as of September 30, 2011

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of September 30, 2011 based on valuation input level:

                                                                                   LEVEL 3-
                                        LEVEL 1-                LEVEL 2-        SIGNIFICANT
                                      UNADJUSTED       OTHER SIGNIFICANT       UNOBSERVABLE
                                   QUOTED PRICES       OBSERVABLE INPUTS             INPUTS               VALUE
---------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities           $           --      $      119,342,946      $          --      $  119,342,946
Mortgage-Backed Obligations                   --             741,479,798                 --         741,479,798
U.S. Government Obligations                   --              45,683,991                 --          45,683,991
Corporate Bonds and Notes                     --             378,033,548                 --         378,033,548
Investment Company                   285,236,478                      --                 --         285,236,478
                                  -----------------------------------------------------------------------------
Total Investments, at Value          285,236,478           1,284,540,283                 --       1,569,776,761
OTHER FINANCIAL INSTRUMENTS:
Swaps                                         --                  10,335                 --              10,335
Futures margins                          952,253                      --                 --             952,253
                                  -----------------------------------------------------------------------------
Total Assets                      $  286,188,731      $    1,284,550,618      $          --      $1,570,739,349
                                  -----------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

18 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

FUTURES CONTRACTS AS OF SEPTEMBER 30, 2011 ARE AS FOLLOWS

                                                                                                 UNREALIZED
                                                   NUMBER OF   EXPIRATION                      APPRECIATION
CONTRACT DESCRIPTION               BUY/SELL        CONTRACTS         DATE         VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds, 20 yr.        Buy              512     12/20/11   $ 73,024,000     $    3,007,848
U.S. Treasury Nts., 2 yr.              Sell              535     12/30/11    117,808,672            127,919
U.S. Treasury Nts., 5 yr.              Sell              382     12/30/11     46,789,031             10,763
U.S. Treasury Nts., 10 yr.              Buy              467     12/20/11     60,753,781          (121,454)
U.S. Treasury Ultra Bonds               Buy              329     12/20/11     52,187,625          3,816,733
                                                                                             --------------
                                                                                             $    6,841,809
                                                                                             ==============

CREDIT DEFAULT SWAP CONTRACTS AS OF SEPTEMBER 30, 2011 ARE AS FOLLOWS;

                                                                           PAY/
                                               BUY/SELL     NOTIONAL    RECEIVE
REFERENCE ENTITY/                                CREDIT       AMOUNT      FIXED        TERMINATION                   UNREALIZED
SWAP COUNTERPARTY                            PROTECTION      (000'S)       RATE               DATE        VALUE    APPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
 CDX NORTH AMERICA INVESTMENT GRADE INDEX,
VOLUME H, SERIES 7
 Morgan Stanley Capital Services, Inc.             Sell   $   17,000      0.75%           12/20/11      $10,335    $     10,335

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                                      TOTAL MAXIMUM POTENTIAL
TYPE OF REFERENCE ASSET ON WHICH THE FUND SOLD    PAYMENTS FOR SELLING CREDIT                           REFERENCE ASSET
PROTECTION                                           PROTECTION (UNDISCOUNTED)    AMOUNT RECOVERABLE*    RATING RANGE**
-----------------------------------------------------------------------------------------------------------------------
Investment Grade Corporate Debt Indexes          $                  17,000,000   $                 --               BBB

----------

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In

19 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

20 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                             WHEN-ISSUED OR DELAYED
                                             DELIVERY BASIS TRANSACTIONS
                                             ---------------------------
Purchased securities                             $           422,907,008
Sold securities                                                1,076,193

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of September 30, 2011 is as follows:

Cost                                                             $    1,703,335
Market Value                                                     $      140,053
Market Value as a % of Net Assets                                          0.01%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

21 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of September 30, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $10,335, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $10,335 as of September 30, 2011. In addition, the Fund may require that

22 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

     certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of September 30, 2011 the Fund has not required certain counterparties to post collateral.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities in the annual and semiannual reports.   The net change in unrealized
appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended September 30, 2011, the Fund had an ending monthly average market value of $110,148,819 and $220,636,774 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

23 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific
underlying reference asset.   Swap contracts are typically more attractively
priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk
factors.   Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.

     For the period ended September 30, 2011, the Fund had ending monthly average notional amount of $17,000,000 on credit default swaps to sell protection.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

RESTRICTED SECURITIES

As of September 30, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are

24 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                               $  1,547,704,933
Federal tax cost of other investments                              14,525,894
                                                             ----------------
Total federal tax cost                                       $  1,562,230,827
                                                             ================

Gross unrealized appreciation                                $     47,020,331
Gross unrealized depreciation                                     (18,096,359)
                                                             ----------------
Net unrealized appreciation                                  $     28,923,972
                                                             ================

25 | Oppenheimer Core Bond Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 11/9/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ---------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 11/9/2011

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 11/9/2011